WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding	3 Months Ended
Mar. 31, 2022 $ / shares shares
WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding [Line Items]
Number Issued	21,510,932
Number Outstanding	18,955,281
29-Jun-17 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding [Line Items]
Expiry Date	29-Jun-22
Exercise Price (in Dollars per share) | $ / shares	$ 6
Number Issued	1,612,955
Number Outstanding	75,810
21-Jul-17 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding [Line Items]
Expiry Date	29-Jun-22
Exercise Price (in Dollars per share) | $ / shares	$ 6
Number Issued	370,567
Number Outstanding	370,567
24-Aug-17 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding [Line Items]
Expiry Date	24-Aug-22
Exercise Price (in Dollars per share) | $ / shares	$ 6
Number Issued	563,067
Number Outstanding	563,067
5-Dec-17 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding [Line Items]
Expiry Date	5-Dec-22
Exercise Price (in Dollars per share) | $ / shares	$ 18
Number Issued	1,533,333
Number Outstanding	1,533,333
10-Apr-18 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding [Line Items]
Expiry Date	10-Apr-23
Exercise Price (in Dollars per share) | $ / shares	$ 10.5
Number Issued	1,126,665
Number Outstanding	1,126,665
10-May-18 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding [Line Items]
Expiry Date	10-Apr-23
Exercise Price (in Dollars per share) | $ / shares	$ 10.5
Number Issued	168,889
Number Outstanding	168,889
10-Aug-18 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding [Line Items]
Expiry Date	10-Aug-23
Exercise Price (in Dollars per share) | $ / shares	$ 2.92
Number Issued	7,679,574
Number Outstanding	6,661,068
21-Mar-19 [Member]
WARRANT DERIVATIVE LIABILITY (Details) - Summary of Warrants Outstanding [Line Items]
Expiry Date	21-Mar-24
Exercise Price (in Dollars per share) | $ / shares	$ 3.95
Number Issued	8,455,882
Number Outstanding	8,445,882